SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Initial Application of New or Amended Standards During the Reporting Periods (Details)	12 Months Ended
Dec. 31, 2023
IFRS 17, Insurance Contracts and Amendments to Address Concerns and Implementation Challenges [Member]
Initial application of new or amended standards during the reporting periods [Abstract]
Standard/Interpretation	IFRS 17, Insurance Contracts and Amendments to Address Concerns and Implementation Challenges
Application Date of Standard	Jan. 01, 2023
Application Date for the Group	Jan. 01, 2023
Amendments to IFRS 4, Expiry Date of the Deferral Approach [Member]
Initial application of new or amended standards during the reporting periods [Abstract]
Standard/Interpretation	Amendments to IFRS 4, Expiry Date of the Deferral Approach
Application Date of Standard	Jan. 01, 2023
Application Date for the Group	Jan. 01, 2023
Amendments to IAS 1, Making Materiality Judgement [Member]
Initial application of new or amended standards during the reporting periods [Abstract]
Standard/Interpretation	Amendments to IAS 1, Making Materiality Judgement
Application Date of Standard	Jan. 01, 2023
Application Date for the Group	Jan. 01, 2023
Amendments to IAS 1 and IFRS Practice Statement 2, Disclosure of Accounting Policies [Member]
Initial application of new or amended standards during the reporting periods [Abstract]
Standard/Interpretation	Amendments to IAS 1 and IFRS Practice Statement 2, Disclosure of Accounting Policies
Application Date of Standard	Jan. 01, 2023
Application Date for the Group	Jan. 01, 2023
Amendments to IAS 8, Definition of Accounting Estimates [Member]
Initial application of new or amended standards during the reporting periods [Abstract]
Standard/Interpretation	Amendments to IAS 8, Definition of Accounting Estimates
Application Date of Standard	Jan. 01, 2023
Application Date for the Group	Jan. 01, 2023
Amendments to IAS 12, Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction [Member]
Initial application of new or amended standards during the reporting periods [Abstract]
Standard/Interpretation	Amendments to IAS 12, Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Application Date of Standard	Jan. 01, 2023
Application Date for the Group	Jan. 01, 2023
Initial Application of IFRS 17 and IFRS 9-Comparative Information [Member]
Initial application of new or amended standards during the reporting periods [Abstract]
Standard/Interpretation	Initial Application of IFRS 17 and IFRS 9—Comparative Information
Application Date of Standard	Jan. 01, 2023
Application Date for the Group	Jan. 01, 2023